OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Assets Abstract
Schedule of Other Non-Current Assets
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Other assets	28	28

	28	28